Fair Value Measurements (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total investments held in Trust Account	$ 236,643,898	$ 236,054,346
Quoted Prices in Active Markets (Level 1) [Member]
Money Market Fund	236,643,898	236,054,346
Total investments held in Trust Account	236,643,898	236,054,346
Significant Other Observable Inputs (Level 2) [Member]
Money Market Fund
Total investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Money Market Fund
Total investments held in Trust Account